Fair Value Measurement, Level 3 Fair Value Measurement Inputs of Private Placement Warrants (Details) - Learn CW Investment Corporation	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Oct. 13, 2021 $ / shares shares	Mar. 31, 2021 $ / shares
Measurement Input [Abstract]
Number of securities called by each Unit (in shares) | shares				1
Valuation Technique and Input, Description [Abstract]
Term (years)		5 years 9 months 14 days	5 years 3 months 14 days
Exercise price of warrant (in dollars per share) | $ / shares		$ 1.60	$ 0.06
Initial Public Offering [Member]
Measurement Input [Abstract]
Number of securities called by each Unit (in shares) | shares				1
Initial Public Offering [Member] | Class A Units
Measurement Input [Abstract]
Number of securities called by each Unit (in shares) | shares				1
Measurement Input, Share Price [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input		10.84	10.00
Measurement Input, Exercise Price [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input | $ / shares		11.50	11.50
Measurement Input, Risk Free Interest Rate [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.0378	0.0391
Measurement Input, Price Volatility [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input		0.0200	0.0450
Public Warrants [Member]
Measurement Input [Abstract]
Number of securities called by each Unit (in shares) | shares		0.2		0.2
Public Warrants [Member] | Initial Public Offering [Member]
Measurement Input [Abstract]
Number of securities called by each Unit (in shares) | shares				0.5
Valuation Technique and Input, Description [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares				$ 11.50	$ 11.50
Private Placement Warrants [Member]
Valuation Technique and Input, Description [Abstract]
Term (years)	5 years 1 month 17 days	5 years 9 months 14 days
Exercise price of warrant (in dollars per share) | $ / shares	$ 0.15	$ 0.02
Private Placement Warrants [Member] | Measurement Input, Share Price [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input	10.90	10.84
Private Placement Warrants [Member] | Measurement Input, Exercise Price [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input | $ / shares	11.50	11.50
Private Placement Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input	0.0424	0.0378
Private Placement Warrants [Member] | Measurement Input, Price Volatility [Member]
Valuation Technique and Input, Description [Abstract]
Warrants and Rights Outstanding, Measurement Input	0.035	0.020